Liquidity risk - Schedule of Maturities of Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Customer deposits	£ 465,207	£ 451,794
Reverse repurchase agreements	37,567	37,760
Financial liabilities at fair value through profit or loss	4,243	4,630
Debt securities in issue at amortised cost	52,132	45,281
Lease liabilities	986	1,219
Subordinated liabilities	8,020	7,211	£ 6,935
Derivative financial instruments	4,286	5,787
Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	3,095	3,240
Customer deposits	466,881	452,711
Reverse repurchase agreements	38,499	38,859
Financial liabilities at fair value through profit or loss	5,781	6,992
Debt securities in issue at amortised cost	68,497	57,007
Lease liabilities	1,025	1,251
Subordinated liabilities	12,573	10,058
Total non-derivative financial liabilities	598,469	572,239
Derivative financial instruments	4,349	6,116
Net settled derivative liabilities	2,620	3,407
Notes in circulation	2,118	2,121
Outflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	31,374	27,603
Gross settled derivatives – inflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	29,645	24,894
Gross settled derivatives – net flows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	1,729	2,709
Up to 1 month £m | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	1,828	1,769
Customer deposits	411,217	421,432
Reverse repurchase agreements	10,963	8,974
Financial liabilities at fair value through profit or loss	1	9
Debt securities in issue at amortised cost	154	1,363
Lease liabilities	31	23
Subordinated liabilities	22	23
Total non-derivative financial liabilities	426,334	435,714
Derivative financial instruments	2,416	3,249
Net settled derivative liabilities	2,322	3,043
Notes in circulation	2,118	2,121
Up to 1 month £m | Outflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	9,274	7,535
Up to 1 month £m | Gross settled derivatives – inflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	9,180	7,329
Up to 1 month £m | Gross settled derivatives – net flows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	94	206
1 to 3 months £m | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	220	342
Customer deposits	17,342	8,810
Reverse repurchase agreements	9,750	5,169
Financial liabilities at fair value through profit or loss	31	80
Debt securities in issue at amortised cost	7,800	7,812
Lease liabilities	58	64
Subordinated liabilities	524	681
Total non-derivative financial liabilities	35,725	22,958
Derivative financial instruments	148	251
Net settled derivative liabilities	0	0
Notes in circulation	0	0
1 to 3 months £m | Outflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	8,142	4,934
1 to 3 months £m | Gross settled derivatives – inflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	7,994	4,683
1 to 3 months £m | Gross settled derivatives – net flows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	148	251
3 to 12 months £m | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	738	504
Customer deposits	30,312	18,855
Reverse repurchase agreements	7,866	15,300
Financial liabilities at fair value through profit or loss	77	415
Debt securities in issue at amortised cost	14,074	5,422
Lease liabilities	195	237
Subordinated liabilities	351	522
Total non-derivative financial liabilities	53,613	41,255
Derivative financial instruments	60	544
Net settled derivative liabilities	3	21
Notes in circulation	0	0
3 to 12 months £m | Outflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	5,264	7,476
3 to 12 months £m | Gross settled derivatives – inflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	5,207	6,953
3 to 12 months £m | Gross settled derivatives – net flows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	57	523
1 to 5 years £m | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	298	520
Customer deposits	7,548	3,396
Reverse repurchase agreements	6,773	9,416
Financial liabilities at fair value through profit or loss	1,115	640
Debt securities in issue at amortised cost	22,548	31,428
Lease liabilities	426	554
Subordinated liabilities	6,045	3,973
Total non-derivative financial liabilities	44,753	49,927
Derivative financial instruments	760	681
Net settled derivative liabilities	30	57
Notes in circulation	0	0
1 to 5 years £m | Outflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	4,924	4,956
1 to 5 years £m | Gross settled derivatives – inflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	4,194	4,332
1 to 5 years £m | Gross settled derivatives – net flows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	730	624
Over 5 years £m | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	11	105
Customer deposits	462	218
Reverse repurchase agreements	3,147	0
Financial liabilities at fair value through profit or loss	4,557	5,848
Debt securities in issue at amortised cost	23,921	10,982
Lease liabilities	315	373
Subordinated liabilities	5,631	4,859
Total non-derivative financial liabilities	38,044	22,385
Derivative financial instruments	965	1,391
Net settled derivative liabilities	265	286
Notes in circulation	0	0
Over 5 years £m | Outflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	3,770	2,702
Over 5 years £m | Gross settled derivatives – inflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	3,070	1,597
Over 5 years £m | Gross settled derivatives – net flows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	£ 700	£ 1,105